Business Combination (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
XL Hybrids, Inc [Member]
Schedule of Business Acquisitions, by Acquisition
The following table summarizes the fair value of consideration transferred and the estimated fair values of the assets acquired as of the date of acquisition:

Deferred consideration	$229
Contingent consideration	1,421
Share consideration-606,060 shares of XL Common Stock	109

Total consideration	$1,759

Software	$256
Equipment and hardware	151
Intangible asset—developed technology	863
Goodwill	489

Fair value of assets acquired	$1,759

The following table summarizes the fair value of consideration transferred and the estimated fair values of the assets acquired as of the date of acquisition:

Deferred consideration	$229
Contingent consideration	1,421
Share consideration-606,060 shares of XL Common Stock	109

Total consideration	$1,759

Software	$256
Equipment and hardware	151
Intangible asset—developed technology	863
Goodwill	489

Fair value of assets acquired	$1,759